Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense
Unrecognized tax benefits	0		0
Theralink Technologies Inc [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0		0		$ 0
Operating loss carryforward						50,593,585
Valuation allowance						1,722,090
Net operating loss carryforward						12,967,136
Tax credit						$ 8,050,201
Tax year descriptions						expire in 2037
Theralink Technologies Inc [Member] | Acts Effective Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward						$ 4,916,935
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward					37,000,000.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward					$ 39,300,000